Hedge accounting (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ (34,000,000)	R$ 699,000,000	R$ (3,557,000,000)
Credit derivative, nominal amount	273,280,000,000	148,125,000,000
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	149,210,000,000	39,136,000,000
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	6,528,000,000	8,213,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	50,848,000,000	39,962,000,000
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	7,853,000,000	14,683,000,000
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	343,000,000	3,508,000,000
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	156,884,000,000	44,891,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(607,000,000)	(942,000,000)
Increase Decrease In Cash Flow Hedge Reserve	(420,000,000)	(387,000,000)
Credit derivative, nominal amount	225,396,000,000	111,412,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(554,000,000)	(946,000,000)
Hedged item, assets	70,964,000,000	67,344,000,000
Cash flow hedges [member] | Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	3,288,000,000	131,000,000
Cash flow hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	3,288,000,000	131,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	149,300,000,000	39,142,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	1,169,000,000	1,065,000,000
Increase Decrease In Cash Flow Hedge Reserve	1,169,000,000	1,065,000,000
Credit derivative, nominal amount	149,210,000,000	39,136,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	1,222,000,000	1,072,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(367,000,000)	(409,000,000)
Increase Decrease In Cash Flow Hedge Reserve	(367,000,000)	(409,000,000)
Credit derivative, nominal amount	63,528,000,000	8,213,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(367,000,000)	(409,000,000)
Hedged item, assets	6,894,000,000	8,621,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1,508,000,000)	(1,686,000,000)
Increase Decrease In Cash Flow Hedge Reserve	(1,508,000,000)	(1,686,000,000)
Credit derivative, nominal amount	50,848,000,000	39,962,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(1,508,000,000)	(1,698,000,000)
Hedged item, assets	52,916,000,000	40,526,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(6,000,000)
Increase Decrease In Cash Flow Hedge Reserve	(6,000,000)
Credit derivative, nominal amount	3,288,000,000	131,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(6,000,000)	1,000,000
Hedged item, assets	3,283,000,000	131,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	6,881,000,000	5,749,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	86,000,000	30,000,000
Increase Decrease In Cash Flow Hedge Reserve	86,000,000	30,000,000
Credit derivative, nominal amount	6,967,000,000	5,779,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	86,000,000	30,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	16,000,000	(127,000,000)
Increase Decrease In Cash Flow Hedge Reserve	16,000,000	(127,000,000)
Credit derivative, nominal amount	7,853,000,000	14,683,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	16,000,000	(127,000,000)
Hedged item, assets	7,871,000,000	14,558,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	343,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	4,000,000	185,000,000
Increase Decrease In Cash Flow Hedge Reserve	191,000,000	740,000,000
Credit derivative, nominal amount	343,000,000	3,508,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	4,000,000	185,000,000
Hedged item, assets		R$ 3,508,000,000
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Funding [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	360,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1,000,000)
Increase Decrease In Cash Flow Hedge Reserve	(1,000,000)
Credit derivative, nominal amount	359,000,000
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	R$ (1,000,000)